Consolidated Schedule of Investments (unaudited) March 31, 2023	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.2%
Tesla, Inc.(a)(b)	116,288	$24,125,109

Banks — 0.5%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(c)(d)	26,430	5,220,225

Broadline Retail(a)(b) — 3.7%
Alibaba Group Holding Ltd., ADR	76,011	7,766,804
Amazon.com, Inc.	152,686	15,770,936
MercadoLibre, Inc.	12,534	16,520,564

		40,058,304

Capital Markets(a) — 1.2%
MSCI, Inc.	8,861	4,959,413
S&P Global, Inc.	22,908	7,897,991

		12,857,404

Communications Equipment(a) — 0.9%
Arista Networks, Inc.(b)	22,949	3,852,219
Motorola Solutions, Inc.	20,355	5,824,176

		9,676,395

Distributors — 0.0%
Jasper Infotech Private Ltd., Series I, (Acquired 08/31/18, Cost: $1,998,435)(c)(d)	168,640	125,255

Diversified Consumer Services(c)(d) — 1.3%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)	715,323	12,367,935
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)	997	1,768,907

		14,136,842

Electrical Equipment — 0.6%
NEXTracker, Inc., Class A(a)(b)	177,840	6,448,478

Electronic Equipment, Instruments & Components — 2.3%
CDW Corp.(a)	42,164	8,217,342
Flex Ltd.(a)(b)	297,236	6,839,400
Samsung SDI Co. Ltd.	17,184	9,761,177

		24,817,919

Entertainment(a)(b) — 2.1%
Netflix, Inc.	20,106	6,946,221
ROBLOX Corp., Class A	105,985	4,767,205
Spotify Technology SA	44,645	5,965,465
Take-Two Interactive Software, Inc.	40,060	4,779,158

		22,458,049

Financial Services — 7.0%
Adyen NV(b)(e)	6,656	10,605,856
GMO Payment Gateway, Inc.	83,100	7,194,581
Mastercard, Inc., Class A(a)(f)	80,738	29,340,996
Visa, Inc., Class A(a)	101,882	22,970,316
Wise PLC, Class A(b)	700,318	4,701,372

		74,813,121

Ground Transportation — 1.0%
Ant Group Co., Ltd., Series C, (Acquired 05/18/18, Cost: $6,492,862)(c)(d)	1,703,548	4,003,338
Uber Technologies, Inc.(a)(b)	226,078	7,166,673

		11,170,011

Security	Shares	Value

Health Care Technology — 0.5%
M3, Inc.	212,900	$5,358,490

Hotels, Restaurants & Leisure — 0.9%
Trip.com Group Ltd.(b)	247,300	9,316,629

Interactive Media & Services — 4.0%
Alphabet, Inc., Class A(a)(b)	149,568	15,514,689
Meta Platforms, Inc., Class A(a)(b)	70,190	14,876,069
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(c)(d)	59,524	1,661,910
Tencent Holdings Ltd.	215,400	10,526,446

		42,579,114
IT Services — 3.7%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $7,999,945)(c)(d)	94,117	3,921,855
MongoDB, Inc.(a)(b)	35,182	8,201,628
Okta, Inc.(a)(b)	58,732	5,065,048
Shopify, Inc., Class A(a)(b)(g)	97,225	4,660,967
Snowflake, Inc., Class A(a)(b)	12,407	1,914,276
TRAX Ltd., (Acquired 09/12/19, Cost: $4,000,013)(c)(d) .	106,667	2,788,275
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $1,999,989)(c)(d)	38,361	1,002,757
Twilio, Inc., Class A(a)(b)	64,872	4,322,421
Voltron Data, Inc., Series A, (Acquired 01/18/22, Cost: $10,000,000)(c)(d)	6,201,935	7,938,477

		39,815,704

Professional Services — 0.2%
Planet Labs PBC	438,065	1,721,595

Real Estate Management & Development — 0.4%
KE Holdings, Inc., ADR(a)(b)	235,068	4,428,681

Semiconductors & Semiconductor Equipment — 20.5%
Advanced Micro Devices, Inc.(a)(b)	158,548	15,539,288
ASM International NV	31,760	12,891,408
ASML Holding NV	43,634	29,734,300
Broadcom, Inc.(a)	29,298	18,795,839
Credo Technology Group Holding Ltd.(a)(b)	635,916	5,990,329
First Solar, Inc.(a)(b)	27,534	5,988,645
Lam Research Corp.(a)	18,964	10,053,196
Marvell Technology, Inc.(a)	184,595	7,992,963
Micron Technology, Inc.(a)	77,264	4,662,110
Monolithic Power Systems, Inc.(a)	23,437	11,731,156
NVIDIA Corp.(a)(f)	158,517	44,031,267
QUALCOMM, Inc.(a)	56,491	7,207,122
Renesas Electronics Corp.(b)	299,200	4,332,657
Soitec SA(b)	84,591	13,574,585
STMicroelectronics NV	164,453	8,762,660
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a) .	57,505	5,349,115
Wolfspeed, Inc.(a)(b)(g)	198,792	12,911,540

		219,548,180

Software — 22.4%
Alteryx, Inc., Class A(a)(b)	86,509	5,090,190
ANSYS, Inc.(a)(b)	34,295	11,413,376
Aspen Technology, Inc.(a)(b)(g)	29,954	6,855,572
Atlassian Corp., Class A(a)(b)	33,839	5,792,222
Autodesk, Inc.(a)(b)	25,427	5,292,884
Cadence Design Systems, Inc.(a)(b)	114,238	24,000,261
Constellation Software, Inc.	3,923	7,375,501
Crowdstrike Holdings, Inc., Class A(a)(b)	33,034	4,534,247

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dassault Systemes SE	144,641	$5,966,590
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(c)(d)	59,997	3,271,036
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(c)(d)	38,789	174,938
Gitlab, Inc., Class A(a)(b)(g)	117,058	4,013,919
Intuit, Inc.(a)	26,598	11,858,186
Microsoft Corp.(a)	291,356	83,997,935
Oracle Corp.(a)	163,943	15,233,584
Salesforce, Inc.(a)(b)	55,935	11,174,694
Salt Pay Co. Ltd., Series C, (Acquired 12/17/21, Cost: $24,999,987)(c)(d)	12,871	9,428,394
ServiceNow, Inc.(a)(b)	15,190	7,059,097
SiteMinder Ltd.(b)	1,761,697	4,054,042
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(c)(d)	66,422	472,925
Snyk Ltd., (Acquired 09/02/21, Cost: $5,192,307)(c)(d)	361,972	4,159,059
Unity Software, Inc.(a)(b)(g)	114,284	3,707,373
Xero Ltd.(b)	80,662	4,892,264

		239,818,289

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.(a)	496,676	81,901,872
Lumine Group, Inc.(b)	10,861	118,213

		82,020,085

Total Common Stocks — 83.0% (Cost: $563,885,824)		890,513,879

	Par (000)

Convertible Notes

Software — 0.1%
Wyre, Inc., (Acquired: 12/14/21, Cost: $8,000,000), 6.00%(c)(d)	$80	747,200

Total Convertible Notes — 0.1% (Cost: $8,000,000)		747,200

	Shares

Preferred Securities

Preferred Stocks — 17.8%(c)(d)

Chemicals — 0.8%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)	269,284	9,058,714

Diversified Consumer Services — 1.0%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	5,128,202
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	4,122,645
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	1,870,039

		11,120,886

Security	Shares	Value

Diversified Telecommunication Services — 0.5%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)	12,713	$4,916,371

Financial Services — 0.6%
Trumid Holdings LLC, Class L, (Acquired 09/15/21, Cost: $9,999,695)(h)	11,420	6,320,057

Food Products — 2.4%
Farmer’s Business Network, Inc.
Series F, (Acquired 07/31/20, Cost: $2,999,886)	90,750	4,229,857
Series G, (Acquired 09/15/21, Cost: $6,999,963)	112,616	5,249,032
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)	709,724	15,670,706

		25,149,595

Interactive Media & Services — 0.3%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	3,323,792

IT Services — 3.9%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $9,650,746)	88,075	13,930,371
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,999,391)	493,493	3,479,126
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $24,999,980)	1,088,598	10,548,514
Trumid Holdings LLC(h)
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	2,788,130
Class J-B, (Acquired 07/24/20, Cost: $1,499,829)	5,038	2,788,130
Voltron Data, Inc., Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	8,181,818

		41,716,089

Semiconductors & Semiconductor Equipment — 3.8%
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	13,103,157
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	4,571,787
Rivos, Inc., Series A, (Acquired 12/03/21, Cost: $12,003,705)	4,500,000	11,160,000
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)	187,300	11,891,677

		40,726,621

Software — 4.5%
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $29,999,955)	598,682	15,595,666
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	15,233,161
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	4,149,681
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	1,280,628
Prosimo, Inc., Series B, (Acquired 11/04/21, Cost: $4,999,998)	2,515,811	3,924,665
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	2,370,219
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)	337,018	3,872,337

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,417)	281,080	$1,888,858
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	398,412

		48,713,627

		191,045,752

Total Preferred Securities — 17.8% (Cost: $203,087,189)		191,045,752

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0), (Issued 09/23/19, Exercisable 07/12/23, 1 Share for 1 Warrant, Expires 09/15/23, Strike Price USD 46.88)(b)(c)(d)	17,065	854

Total Warrants — 0.0% (Cost:$ — )		854

Total Long-Term Investments — 100.9% (Cost: $774,973,013)		1,082,307,685

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(i)(j)	262,674	262,674
SL Liquidity Series, LLC, Money Market Series, 5.01%(i)(j)(k)	7,809,299	7,809,299

Total Short-Term Securities — 0.8% (Cost: $8,072,520)		8,071,973

Total Investments Before Options Written — 101.7% (Cost: $783,045,533)		1,090,379,658

Options Written — (1.6)% (Premiums Received: $(11,453,520))		(17,010,296)

Total Investments, Net of Options Written — 100.1% (Cost: $771,592,013)		1,073,369,362

Liabilities in Excess of Other Assets — (0.1)%		(1,197,578)

Net Assets — 100.0%		$1,072,171,784

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $250,099,092, representing 23.3% of its net assets as of period end, and an original cost of $307,911,241.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,779,501	$—		$(5,516,827	)(a)	$—	$—	$262,674	262,674	$38,123		$—
SL Liquidity Series, LLC, Money Market Series	825,025	6,985,315	(a)	—		(414)	(627)	7,809,299	7,809,299	4,454	(b)	—

						$(414)	$(627)	$8,071,973		$42,577		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Advanced Micro Devices, Inc.	146	04/06/23	USD	85.00	USD	1,431	$(189,435)
Alphabet, Inc., Class A	37	04/06/23	USD	94.00	USD	384	(34,595)
Amazon.com, Inc.	277	04/06/23	USD	97.00	USD	2,861	(180,742)
Apple, Inc.	357	04/06/23	USD	152.50	USD	5,887	(444,465)
Broadcom, Inc.	28	04/06/23	USD	630.00	USD	1,796	(41,300)
CDW Corp.	120	04/06/23	USD	201.00	USD	2,339	(7,386)
First Solar, Inc.	40	04/06/23	USD	220.00	USD	870	(12,040)
Lam Research Corp.	47	04/06/23	USD	500.00	USD	2,492	(150,987)
Micron Technology, Inc.	174	04/06/23	USD	65.00	USD	1,050	(1,218)
Microsoft Corp.	135	04/06/23	USD	260.00	USD	3,892	(382,725)
MongoDB, Inc.	28	04/06/23	USD	225.00	USD	653	(31,080)
Netflix, Inc.	33	04/06/23	USD	340.00	USD	1,140	(31,515)
NVIDIA Corp.	127	04/06/23	USD	245.00	USD	3,528	(420,687)
QUALCOMM, Inc.	66	04/06/23	USD	130.00	USD	842	(5,379)
Salesforce, Inc.	64	04/06/23	USD	200.00	USD	1,279	(16,224)
Spotify Technology SA	81	04/06/23	USD	122.00	USD	1,082	(98,010)
Take-Two Interactive Software, Inc.	11	04/06/23	USD	117.00	USD	131	(3,427)
Tesla, Inc.	38	04/06/23	USD	230.00	USD	788	(3,971)
Unity Software, Inc.	200	04/06/23	USD	35.00	USD	649	(7,200)
Visa, Inc., Class A	49	04/06/23	USD	225.00	USD	1,105	(11,442)
Alibaba Group Holding Ltd., ADR	135	04/14/23	USD	96.00	USD	1,379	(103,612)
Alphabet, Inc., Class A	222	04/14/23	USD	95.00	USD	2,303	(195,360)
Amazon.com, Inc.	67	04/14/23	USD	101.00	USD	692	(26,800)
Apple, Inc.	280	04/14/23	USD	160.00	USD	4,617	(166,600)
Atlassian Corp., Class A	53	04/14/23	USD	177.50	USD	907	(21,200)
Broadcom, Inc.	62	04/14/23	USD	625.00	USD	3,978	(142,600)
Crowdstrike Holdings, Inc., Class A	76	04/14/23	USD	130.00	USD	1,043	(70,490)
Marvell Technology, Inc.	190	04/14/23	USD	41.00	USD	823	(56,525)
Mastercard, Inc., Class A	87	04/14/23	USD	375.00	USD	3,162	(10,179)
MercadoLibre, Inc.	14	04/14/23	USD	1,210.00	USD	1,845	(163,870)
Micron Technology, Inc.	230	04/14/23	USD	61.00	USD	1,388	(32,775)
Microsoft Corp.	86	04/14/23	USD	265.00	USD	2,479	(210,055)
Netflix, Inc.	29	04/14/23	USD	330.00	USD	1,002	(58,435)
NVIDIA Corp.	127	04/14/23	USD	245.00	USD	3,528	(432,435)
S&P Global, Inc.	48	04/14/23	USD	355.00	USD	1,655	(12,720)
S&P Global, Inc.	5	04/14/23	USD	350.00	USD	172	(2,100)
Tesla, Inc.	90	04/14/23	USD	187.50	USD	1,867	(204,525)
Twilio, Inc., Class A	71	04/14/23	USD	80.00	USD	473	(1,136)
Uber Technologies, Inc.	516	04/14/23	USD	35.50	USD	1,636	(3,870)
Wolfspeed, Inc.	361	04/14/23	USD	86.00	USD	2,345	(1,285)
Advanced Micro Devices, Inc.	293	04/21/23	USD	105.00	USD	2,872	(43,071)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Alphabet, Inc., Class A	45	04/21/23	USD	105.00	USD	467	$(10,328)
Alphabet, Inc., Class A	37	04/21/23	USD	95.00	USD	384	(35,058)
Alphabet, Inc., Class A	111	04/21/23	USD	102.00	USD	1,151	(44,123)
Amazon.com, Inc.	75	04/21/23	USD	100.00	USD	775	(39,750)
ANSYS, Inc.	83	04/21/23	USD	280.00	USD	2,762	(446,540)
ANSYS, Inc.	69	04/21/23	USD	320.00	USD	2,296	(121,440)
Apple, Inc.	359	04/21/23	USD	155.00	USD	5,920	(391,310)
Arista Networks, Inc.	72	04/21/23	USD	172.50	USD	1,209	(21,240)
Aspen Technology, Inc.	95	04/21/23	USD	220.00	USD	2,174	(123,500)
Atlassian Corp., Class A	43	04/21/23	USD	170.00	USD	736	(39,775)
Cadence Design Systems, Inc.	221	04/21/23	USD	194.50	USD	4,643	(385,636)
CDW Corp.	74	04/21/23	USD	200.00	USD	1,442	(16,280)
Credo Technology Group Holding Ltd.	607	04/21/23	USD	19.91	USD	572	—
First Solar, Inc.	44	04/21/23	USD	210.00	USD	957	(57,420)
Flex Ltd.	470	04/21/23	USD	25.00	USD	1,081	(4,700)
Gitlab, Inc., Class A	192	04/21/23	USD	60.00	USD	658	(1,920)
Intuit, Inc.	108	04/21/23	USD	440.00	USD	4,815	(178,200)
KE Holdings, Inc., ADR	352	04/21/23	USD	22.50	USD	663	(3,344)
Mastercard, Inc., Class A	182	04/21/23	USD	365.00	USD	6,614	(114,660)
MercadoLibre, Inc.	19	04/21/23	USD	1,230.00	USD	2,504	(205,770)
Meta Platforms, Inc., Class A	216	04/21/23	USD	175.00	USD	4,578	(819,180)
Microsoft Corp.	225	04/21/23	USD	265.00	USD	6,487	(561,375)
Microsoft Corp.	227	04/21/23	USD	285.00	USD	6,544	(198,057)
MongoDB, Inc.	28	04/21/23	USD	230.00	USD	653	(38,360)
Monolithic Power Systems, Inc.	68	04/21/23	USD	510.50	USD	3,404	(128,242)
Motorola Solutions, Inc.	45	04/21/23	USD	270.00	USD	1,288	(80,325)
MSCI, Inc.	34	04/21/23	USD	580.00	USD	1,903	(23,460)
NEXTracker, Inc., Class A	200	04/21/23	USD	35.00	USD	725	(48,000)
NEXTracker, Inc., Class A	400	04/21/23	USD	40.00	USD	1,450	(21,000)
NVIDIA Corp.	211	04/21/23	USD	260.00	USD	5,861	(480,025)
Okta, Inc.	68	04/21/23	USD	90.00	USD	586	(13,838)
Oracle Corp.	197	04/21/23	USD	90.00	USD	1,831	(72,890)
QUALCOMM, Inc.	215	04/21/23	USD	125.00	USD	2,743	(117,175)
ROBLOX Corp., Class A	228	04/21/23	USD	50.00	USD	1,026	(18,582)
S&P Global, Inc.	50	04/21/23	USD	345.00	USD	1,724	(39,750)
ServiceNow, Inc.	18	04/21/23	USD	455.00	USD	836	(37,440)
Shopify, Inc., Class A	218	04/21/23	USD	49.00	USD	1,045	(39,349)
Spotify Technology SA	68	04/21/23	USD	135.00	USD	909	(28,220)
Tesla, Inc.	39	04/21/23	USD	210.00	USD	809	(44,753)
Tesla, Inc.	51	04/21/23	USD	230.00	USD	1,058	(24,098)
Twilio, Inc., Class A	90	04/21/23	USD	66.00	USD	600	(33,525)
Visa, Inc., Class A	49	04/21/23	USD	230.00	USD	1,105	(11,221)
Motorola Solutions, Inc.	46	04/27/23	USD	275.00	USD	1,316	(67,011)
Alibaba Group Holding Ltd., ADR	114	04/28/23	USD	89.00	USD	1,165	(165,300)
Amazon.com, Inc.	95	04/28/23	USD	103.00	USD	981	(49,638)
Apple, Inc.	376	04/28/23	USD	165.00	USD	6,200	(165,440)
Arista Networks, Inc.	25	04/28/23	USD	177.50	USD	420	(6,188)
Autodesk, Inc.	93	04/28/23	USD	215.00	USD	1,936	(40,455)
Broadcom, Inc.	32	04/28/23	USD	645.00	USD	2,053	(51,680)
Crowdstrike Holdings, Inc., Class A	72	04/28/23	USD	139.00	USD	988	(41,580)
Gitlab, Inc., Class A	362	04/28/23	USD	40.00	USD	1,241	(31,675)
KE Holdings, Inc., ADR	352	04/28/23	USD	20.00	USD	663	(25,520)
Marvell Technology, Inc.	390	04/28/23	USD	45.00	USD	1,689	(58,890)
Mastercard, Inc., Class A	160	04/28/23	USD	370.00	USD	5,815	(107,600)
MercadoLibre, Inc.	22	04/28/23	USD	1,320.00	USD	2,900	(131,450)
Microsoft Corp.	120	04/28/23	USD	280.00	USD	3,460	(172,200)
MongoDB, Inc.	68	04/28/23	USD	230.00	USD	1,585	(108,290)
Netflix, Inc.	28	04/28/23	USD	350.00	USD	967	(51,240)
Okta, Inc.	213	04/28/23	USD	89.00	USD	1,837	(62,728)
Oracle Corp.	170	04/28/23	USD	86.00	USD	1,580	(125,375)
ROBLOX Corp., Class A	227	04/28/23	USD	50.00	USD	1,021	(24,516)
Salesforce, Inc.	128	04/28/23	USD	190.00	USD	2,557	(169,280)

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Shopify, Inc., Class A	218	04/28/23	USD	51.00	USD	1,045	$(35,534)
Snowflake, Inc., Class A	24	04/28/23	USD	155.00	USD	370	(20,340)
Spotify Technology SA	51	04/28/23	USD	133.00	USD	681	(44,370)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	207	04/28/23	USD	95.00	USD	1,926	(56,718)
Take-Two Interactive Software, Inc.	133	04/28/23	USD	117.00	USD	1,587	(71,820)
Tesla, Inc.	53	04/28/23	USD	205.00	USD	1,100	(83,475)
Tesla, Inc.	59	04/28/23	USD	217.50	USD	1,224	(59,147)
Twilio, Inc., Class A	130	04/28/23	USD	69.00	USD	866	(37,050)
Uber Technologies, Inc.	501	04/28/23	USD	33.00	USD	1,588	(41,834)
Unity Software, Inc.	89	04/28/23	USD	32.00	USD	289	(25,988)
Visa, Inc., Class A	131	04/28/23	USD	225.00	USD	2,954	(88,752)
Credo Technology Group Holding Ltd.	607	05/02/23	USD	19.91	USD	572	—
Advanced Micro Devices, Inc.	260	05/05/23	USD	101.00	USD	2,548	(127,400)
Alibaba Group Holding Ltd., ADR	93	05/05/23	USD	94.00	USD	950	(103,230)
Alphabet, Inc., Class A	221	05/05/23	USD	104.00	USD	2,292	(109,395)
Amazon.com, Inc.	66	05/05/23	USD	103.00	USD	682	(38,115)
Atlassian Corp., Class A	56	05/05/23	USD	170.00	USD	959	(85,680)
First Solar, Inc.	39	05/05/23	USD	232.50	USD	848	(29,250)
KE Holdings, Inc., ADR	353	05/05/23	USD	21.00	USD	665	(21,533)
Lam Research Corp.	39	05/05/23	USD	535.00	USD	2,067	(104,032)
Microsoft Corp.	187	05/05/23	USD	285.00	USD	5,391	(235,152)
MongoDB, Inc.	30	05/05/23	USD	230.00	USD	699	(53,100)
NVIDIA Corp.	35	05/05/23	USD	285.00	USD	972	(42,000)
Oracle Corp.	333	05/05/23	USD	89.00	USD	3,094	(170,662)
Salesforce, Inc.	47	05/05/23	USD	197.50	USD	939	(42,418)
ServiceNow, Inc.	50	05/05/23	USD	470.00	USD	2,324	(110,500)
Take-Two Interactive Software, Inc.	76	05/05/23	USD	120.00	USD	907	(32,680)
Tesla, Inc.	68	05/05/23	USD	205.00	USD	1,411	(116,280)
Unity Software, Inc.	187	05/05/23	USD	32.00	USD	607	(60,307)
Visa, Inc., Class A	131	05/05/23	USD	225.01	USD	2,954	(96,584)
Credo Technology Group Holding Ltd.	516	05/09/23	USD	19.40	USD	486	(1)
Apple, Inc.	366	05/12/23	USD	162.50	USD	6,035	(262,605)
Wolfspeed, Inc.	533	05/12/23	USD	68.80	USD	3,462	(206,065)
Alteryx, Inc., Class A	390	05/19/23	USD	65.00	USD	2,295	(94,575)
Amazon.com, Inc.	107	05/19/23	USD	110.00	USD	1,105	(36,380)
Aspen Technology, Inc.	59	05/19/23	USD	230.00	USD	1,350	(72,570)
Cadence Design Systems, Inc.	293	05/19/23	USD	220.00	USD	6,156	(143,570)
Credo Technology Group Holding Ltd.	196	05/19/23	USD	17.50	USD	185	(1,960)
Credo Technology Group Holding Ltd.	607	05/19/23	USD	20.00	USD	572	(3,035)
Flex Ltd.	800	05/19/23	USD	22.00	USD	1,841	(156,000)
Marvell Technology, Inc.	250	05/19/23	USD	45.00	USD	1,083	(59,750)
Meta Platforms, Inc., Class A	99	05/19/23	USD	185.00	USD	2,098	(329,175)
Monolithic Power Systems, Inc.	37	05/19/23	USD	500.00	USD	1,852	(135,975)
NEXTracker, Inc., Class A	200	05/19/23	USD	40.00	USD	725	(42,000)
Snowflake, Inc., Class A	31	05/19/23	USD	155.00	USD	478	(36,890)
Tesla, Inc.	117	05/19/23	USD	225.00	USD	2,427	(130,747)
Unity Software, Inc.	38	05/19/23	USD	35.00	USD	123	(11,685)
Visa, Inc., Class A	226	05/19/23	USD	235.00	USD	5,095	(85,880)
Credo Technology Group Holding Ltd.	328	06/16/23	USD	9.77	USD	309	(25,420)

							$(14,787,015)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Soitec SA	UBS AG	14,600	04/04/23	EUR	137.71	EUR	2,155	$(158,019)
STMicroelectronics NV	Goldman Sachs International	21,400	04/04/23	EUR	47.43	EUR	1,048	(38,994)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	80,000	04/04/23	HKD	393.74	HKD	30,864	(30,187)
Xero Ltd.	Goldman Sachs International	38,100	04/04/23	AUD	81.68	AUD	3,407	(198,497)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ASM International NV	Goldman Sachs International	13,200	04/11/23	EUR	357.37	EUR	4,909	$(267,346)
Dassault Systèmes SE	Goldman Sachs International	65,000	04/11/23	EUR	40.24	EUR	2,462	(3,296)
GMO Payment Gateway, Inc.	Societe Generale	8,700	04/11/23	JPY	12,338.40	JPY	99,006	(1,915)
SiteMinder Ltd.	Goldman Sachs International	16,700	04/12/23	AUD	4.45	AUD	57	(5)
Soitec SA	JPMorgan Chase Bank N.A.	9,900	04/12/23	EUR	146.41	EUR	1,461	(37,039)
STMicroelectronics NV	Goldman Sachs International	43,800	04/12/23	EUR	45.94	EUR	2,144	(155,590)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	58,200	04/12/23	GBP	6.10	GBP	316	(2,259)
Tencent Holdings Ltd.	Goldman Sachs International	7,100	04/13/23	HKD	382.66	HKD	2,739	(11,325)
SiteMinder Ltd.	Goldman Sachs International	16,700	04/18/23	AUD	4.45	AUD	57	(29)
SiteMinder Ltd.	Goldman Sachs International	23,000	04/19/23	AUD	4.07	AUD	79	(267)
Soitec SA	Goldman Sachs International	9,600	04/19/23	EUR	151.44	EUR	1,417	(18,550)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	100,000	04/19/23	GBP	6.17	GBP	544	(6,565)
SiteMinder Ltd.	Goldman Sachs International	16,700	04/26/23	AUD	4.45	AUD	57	(92)
Soitec SA	Citibank N.A.	1,800	04/26/23	EUR	154.67	EUR	266	(2,937)
Tencent Holdings Ltd.	Bank of America N.A.	7,000	04/26/23	HKD	363.53	HKD	2,701	(25,873)
Wise PLC, Class A	Goldman Sachs International	75,850	04/26/23	GBP	6.04	GBP	412	(9,683)
ASML Holding NV	Goldman Sachs International	19,600	04/27/23	EUR	621.10	EUR	12,254	(546,030)
Trip.com Group Ltd.	JPMorgan Chase Bank N.A.	111,300	04/27/23	HKD	314.36	HKD	32,700	(50,991)
GMO Payment Gateway, Inc.	BNP Paribas SA	19,400	05/02/23	JPY	11,730.62	JPY	220,772	(46,302)
SiteMinder Ltd.	Goldman Sachs International	20,000	05/02/23	AUD	4.02	AUD	69	(694)
SiteMinder Ltd.	Goldman Sachs International	20,000	05/04/23	AUD	4.06	AUD	69	(680)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	6,800	05/09/23	KRW	748,391.33	KRW	4,998,000	(133,019)
Soitec SA	JPMorgan Chase Bank N.A.	600	05/09/23	EUR	146.82	EUR	89	(4,149)
Adyen NV	Goldman Sachs International	3,600	05/16/23	EUR	1,486.73	EUR	5,253	(277,880)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	17,400	05/16/23	JPY	11,993.35	JPY	198,012	(41,393)
Soitec SA	JPMorgan Chase Bank N.A.	1,800	05/16/23	EUR	146.21	EUR	266	(14,957)
Renesas Electronics Corp.	UBS AG	67,300	05/18/23	JPY	1,876.59	JPY	128,779	(64,095)
Renesas Electronics Corp.	UBS AG	67,300	05/23/23	JPY	1,894.80	JPY	128,779	(60,456)
Wise PLC, Class A	JPMorgan Chase Bank N.A.	41,500	05/23/23	GBP	5.72	GBP	226	(14,167)

								$(2,223,281)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$24,125,109	$—	$—	$24,125,109
Banks	—	—	5,220,225	5,220,225
Broadline Retail	40,058,304	—	—	40,058,304
Capital Markets	12,857,404	—	—	12,857,404
Communications Equipment	9,676,395	—	—	9,676,395
Distributors	—	—	125,255	125,255
Diversified Consumer Services	—	—	14,136,842	14,136,842
Electrical Equipment	6,448,478	—	—	6,448,478
Electronic Equipment, Instruments & Components	15,056,742	9,761,177	—	24,817,919
Entertainment	22,458,049	—	—	22,458,049
Financial Services	52,311,312	22,501,809	—	74,813,121
Ground Transportation	7,166,673	—	4,003,338	11,170,011
Health Care Technology	—	5,358,490	—	5,358,490
Hotels, Restaurants & Leisure	—	9,316,629	—	9,316,629
Interactive Media & Services	30,390,758	10,526,446	1,661,910	42,579,114
IT Services	24,164,340	—	15,651,364	39,815,704
Professional Services	—	1,721,595	—	1,721,595
Real Estate Management & Development	4,428,681	—	—	4,428,681
Semiconductors & Semiconductor Equipment	150,252,570	69,295,610	—	219,548,180
Software	207,399,041	14,912,896	17,506,352	239,818,289
Technology Hardware, Storage & Peripherals	82,020,085	—	—	82,020,085
Convertible Notes	—	—	747,200	747,200
Preferred Securities
Preferred Stocks	—	—	191,045,752	191,045,752
Warrants	—	—	854	854
Short-Term Securities
Money Market Funds	262,674	—	—	262,674

	$689,076,615	$143,394,652	$250,099,092	1,082,570,359

Investments Valued at NAV(a)				7,809,299

				$1,090,379,658

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(13,869,385)	$(3,140,911)	$—	$(17,010,296)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2022	$60,069,300	$1,920,000	$195,967,596	$16,212	$257,973,108
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(1,764,014)	(1,172,800)	(4,921,844)	(15,358)	(7,874,016)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust (BST)

	Common Stocks	Convertible Notes	Preferred Stocks	Warrants	Total
Purchases	$—	$—	$—	$—	$—
Sales	—	—	—	—	—

Closing balance, as of March 31, 2023	$58,305,286	$747,200	$191,045,752	$854	$250,099,092

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(a)	$(1,764,014)	$(1,172,800)	$(4,921,844)	$(15,358)	$(7,874,016)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable on Inputs	(b)
Assets
Common Stocks	$58,305,286	Market	Revenue Multiple	2.50x - 29.31x		10.77x

			Volatility	37% - 75%		63%
			Time to Exit	0.5 - 4.0 years		2.9 years
			Exit Multiple	9.50x		—
			Market Adjustment Multiple	0.55x		—
			Gross Profit Multiple	18.50x		—
		Income	Discount	16%		—
Convertible Notes	747,200	Income	Discount	10%		—
Preferred Stocks	191,045,752	Market	Revenue Multiple	3.15x - 29.31x		14.89x
			Volatility	50% - 75%		63%
			Time to Exit	3.0 - 5.0 years		4.1 years
			Market Adjustment Multiple	0.55x - 1.00x		0.94x
			Gross Profit Multiple	7.32x		—
			Recent Transactions	(b)		—
Warrants	854	Market	Revenue Multiple	7.25x		—
			Volatility	37%		—
			Time to Exit	0.5 years		—

	250,099,092

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end December 31, 2022, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

9